Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Less: Accumulated depreciation	$ 121,769	$ 301,960
Subtotal	27,563	141,962
Less: property and equipment, net from discontinued operations		4,356
Property and equipment, net	27,563	137,606
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		243,347
Vehicle [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	67,503	25,735
Office equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	28,652	136,446
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 53,177	$ 38,394